In Minnesota, the AFL-CIO Housing Investment Trust has committed over $1.1 billion to 85 projects with 11,025 housing and healthcare units created, as listed below. The total development cost of all projects is $1.7 billion, generating some 18.2 million hours of union construction work, since inception.*

	Project Name	Location	Total Units	Jobs*	Commitment	Total Dev Cost
1	Zvago Cooperative at Central Village	Apple Valley	58	82	$15,815,400	$19,680,017
2	Blaine Town Square Senior Housing	Blaine	87	72	$9,530,000	$11,270,000
3	Applewood Pointe of Bloomington at Southtown	Bloomington	101	113	$17,597,900	$20,280,641
4	Realife Cooperative of Bloomington	Bloomington	78	40	$6,300,000	$7,259,996
5	Summerhill Coop of Bloomington	Bloomington	40	36	$6,606,000	$6,900,000
6	Eagle Estates	Brooklyn Park	126	24	$3,100,000	$3,410,000
7	Realife of Brooklyn Park	Brooklyn Park	99	51	$7,516,000	$8,351,111
8	Parkway Coop of Burnsville	Burnsville	102	50	$7,218,200	$8,020,222
9	Parkway Coop of Burnsville** Refinance	Burnsville	0	-	$7,680,200	$7,680,200
10	Realife Cooperative of Burnsville	Burnsville	120	57	$7,984,400	$8,871,556
11	Summit Townhomes	Burnsville	114	104	$15,284,700	$16,983,000
12	Wyngate Townhomes	Burnsville	50	39	$7,627,900	$7,800,000
13	Clover Field Market Place	Chaska	117	106	$9,513,800	$18,323,500
14	Bay Point Estates Apartments	Duluth	76	32	$4,055,100	$4,460,610
15	District Flats at Miller Hill	Duluth	72	41	$11,213,000	$14,036,110
16	Gramercy Park Duluth	Duluth	74	23	$6,062,000	$7,646,267
17	Mount Royal Pines III	Duluth	54	63	$3,600,000	$4,123,077
18	Eden Lake Townhomes	Eden Prairie	40	23	$3,150,900	$3,465,990
19	Elevate at Southwest Station	Eden Prairie	222	269	$49,500,000	$63,510,988
20	Hills of Eden Prairie	Eden Prairie	37	28	$4,134,400	$4,593,778
21	Realife Cooperative of Valley View	Eden Prairie	94	56	$8,190,000	$10,048,972
22	Regency Park	Eden Prairie	86	64	$9,041,900	$10,046,556
23	Summerhill Coop of Eden Prairie	Eden Prairie	48	51	$8,126,000	$9,800,000
24	Summit Place ALF	Eden Prairie	95	77	$13,888,000	$15,400,000
25	Summit Place Apartments	Eden Prairie	171	116	$19,248,000	$23,200,000
26	Yorkdale Terrace Townhomes	Edina	90	116	$4,470,000	$17,242,238
27	Falcon Heights Mixed Income	Falcon Heights	119	127	$11,780,000	$20,060,000
28	Falcon Heights Town Square - Seniors	Falcon Heights	56	64	$6,000,000	$7,500,000
29	Colony Square Cooperative	Grand Rapids	37	25	$3,951,700	$4,854,448
30	Grand Itasca Clinic & Hospital	Grand Rapids	64	488	$42,100,000	$59,050,000
31	Haven Homes	Hastings	107	24	$3,045,300	$3,349,830
32	The Meadows Townhomes	Hermantown	168	66	$8,954,400	$9,849,840
33	Inver Glen Senior Housing	Inver Grove Heights	103	92	$15,084,000	$17,461,869
34	Salem Green Apartments	Inver Grove Heights	320	75	$9,602,100	$10,562,310
35	Colonial Manor	Mankato	95	10	$1,246,000	$1,370,600
36	Longstreet Apartments	Maple Grove	264	144	$25,150,000	$27,600,000
37	Beaver Creek/Pondview	Maplewood	60	20	$2,636,300	$2,899,930
38	1900 Central/VOA Senior Housing	Minneapolis	51	268	$5,842,100	$6,700,000
39	1500 Nicollet	Minneapolis	183	44	$34,120,000	$61,736,138
40	Babcock Trail Townhomes	Minneapolis	100	62	$6,500,000	$7,254,600

May 2018

AFL-CIO Housing Investment Trust in Minnesota

Since Inception (1984-1Q 2018)

	Project Name	Location	Total Units	Jobs*	Commitment	Total Dev Cost
41	Cecil Newman Apartments	Minneapolis	64	89	$4,000,000	$11,164,482
42	City Walk - Walkway Uptown Apartments	Minneapolis	92	103	$16,802,100	$20,161,502
43	Five 15 on the Park	Minneapolis	259	256	$33,400,000	$52,331,187
44	Flo Co Fusion	Minneapolis	84	88	$13,543,000	$16,026,159
45	Green on Fourth Apartments	Minneapolis	177	251	$42,654,700	$56,169,929
46	Heritage Landing	Minneapolis	225	152	$28,103,600	$28,060,378
47	Heritage Park III	Minneapolis	95	126	$3,689,000	$19,903,345
48	Plymouth Townhomes	Minneapolis	140	24	$2,512,100	$2,763,310
49	Riverside Plaza Apartments	Minneapolis	1,303	882	$49,950,000	$123,267,007
50	Seward Towers East & West	Minneapolis	640	270	$29,750,000	$99,198,392
51	Solhem Apartments (Uptown House)	Minneapolis	60	72	$10,700,000	$12,988,106
52	St. Anthony Mills Apartments ** Refinance	Minneapolis	93	0	$6,108,078	$12,510,176
53	The Jourdain	Minneapolis	41	51	$3,165,000	$8,260,000
54	The LaSalle	Minneapolis	121	36	$4,994,800	$5,494,280
55	Wellstone Apartments	Minneapolis	49	76	$4,114,000	$13,125,842
56	Waterstone Place Apartments	Minnetonka	164	104	$18,600,000	$20,800,000
57	Zvago Cooperative at Glen Lake	Minnetonka	54	83	$14,821,600	$18,981,774
58	Realife Cooperative of Mounds View	Mounds View	74	37	$5,632,000	$6,868,888
59	Meadowood Shores	New Brighton	106	53	$8,916,200	$9,889,176
60	Creekside Apartments	Plymouth	204	98	$17,604,400	$18,083,366
61	Fernbrook Townhomes	Plymouth	72	40	$5,261,300	$5,787,430
62	Regent at Plymouth	Plymouth	120	96	$18,200,000	$19,222,852
63	Stone Creek Village	Plymouth	130	136	$12,550,000	$20,800,000
64	Fontaine Towers	Rochester	151	60	$20,000,000	$28,856,304
65	Gramercy Park Cooperative	Rochester	87	50	$5,586,080	$6,206,756
66	Applewood Pointe of Roseville @Langton Lake	Roseville	48	60	$4,700,000	$11,241,637
67	Ellipse on Excelsior	St. Louis Park	132	186	$26,122,000	$33,244,543
68	Excelsior & Grand Apartments	St. Louis Park	337	408	$55,528,000	$61,706,046
69	Parkwood Shores Assisted Living Facility	St. Louis Park	46	54	$8,723,300	$10,330,609
70	333 on the Park	St. Paul	134	191	$27,680,000	$42,331,034
71	Brandt Jens Kluge	St. Paul	36	6	$744,015	$818,417
72	Gramercy Park of St. Paul	St. Paul	111	54	$7,831,000	$8,701,111
73	Marian Center of St. Paul	St. Paul	127	73	$13,620,000	$14,323,877
74	Phalen Senior Lofts	St. Paul	73	68	$5,650,000	$11,053,002
75	Pioneer Apartments	St. Paul	143	201	$14,475,000	$48,739,737
76	Sibley Park Apartments	St. Paul	114	85	$9,700,000	$16,160,921
77	The Penfield	St. Paul	254	319	$40,942,800	$62,505,140
78	University & Dale	St. Paul	98	306	$6,500,000	$15,252,312
79	Union Flats	St. Paul	217	97	$30,630,000	$68,476,863
80	West Side Flats Apartments	St. Paul	178	159	$23,500,000	$31,234,356
81	Winnipeg Apartments	St. Paul	56	69	$2,950,000	$11,926,033
82	Zvago Cooperative at Saint Anthony Park	St. Paul	49	82	$14,577,500	$18,185,346
83	Realife Cooperative of West St. Paul	West St. Paul	97	55	$8,175,000	$10,574,099
84	Lakewood Place Apartments	White Bear Lake	60	42	$6,178,000	$6,400,000
85	Woodland Elders Assisted Living	Woodbury	64	29	$4,095,000	$4,817,647
	TOTALS		11,023	9,019	$1,135,445,273	$1,697,597,760

* Figures provided by Pinnacle Economics are estimates calculated using an IMPLAN input-output model based on HIT and subsidiary Building America project data. Data current as of March 31, 2018.

Investors should consider the HIT’s investment objectives, risks and expenses carefully before investing. A prospectus containing more complete information may be obtained from the HIT by calling the Marketing and Investor Relations Department collect at 202-331-8055 or by viewing the HIT’s website at www.aflcio-hit.com. The prospectus should be read carefully before investing.

May 2018

AFL-CIO Housing Investment Trust in Minnesota

Since Inception (1984-1Q 2018)